FEDERATED TOTAL RETURN BOND FUND
(FORMERLY, FEDERATED GOVERNMENT TOTAL RETURN FUND)
(A Portfolio of Federated Total Return Series, Inc.)
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 16, 1996

The following information is a supplement to your prospectus. We're providing it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please insert the following "Financial Highlights" table immediately following the Summary of Fund Expenses table in the prospectus:

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                        PERIOD ENDED
                                                                                        (UNAUDITED)
                                                                                    JANUARY 31, 1997(A)
                                                                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------
  Net investment income                                                                      0.23
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                     0.11
---------------------------------------------------------------------------------   -------------
  Total from investment operations                                                           0.34
---------------------------------------------------------------------------------   -------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------
  Distributions from net investment income                                                  (0.23)
---------------------------------------------------------------------------------   -------------
NET ASSET VALUE, END OF PERIOD                                                             $10.11
---------------------------------------------------------------------------------   -------------
TOTAL RETURN (B)                                                                            3.28%
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------
  Expenses                                                                                  0.05%*
---------------------------------------------------------------------------------
  Net investment income                                                                     7.67%*
---------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                          3.72%*
---------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
  Net assets, end of period
  (000 omitted)                                                                            $5,537
---------------------------------------------------------------------------------
  Portfolio turnover                                                                          72%
---------------------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


B. Please insert the following as the fourth paragraph under the section entitled "Voting Rights"on page 20:

"As of March 3, 1997, Federated Securities Corp., Pittsburgh, PA, owned, approximately 439,868 Institutional Shares (77.36%) of the voting securities of the Fund, and, therefore, may, for certain purposes be deemed to control the Fund."

C Please insert the following Portfolio of Investments and Financial Statements beginning on page 22 of the prospectus:

FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    ---------------------------------------------------------------------   ----------
ADJUSTABLE RATE MORTGAGES--8.9%
-----------------------------------------------------------------------------------
$  482,000    GNMA ARM 8746, 30 Year, 11/20/2025
              (IDENTIFIED COST $491,339)                                              $  493,655
              ---------------------------------------------------------------------   ----------
CORPORATE BONDS--49.1%
-----------------------------------------------------------------------------------
              BANKING--4.7%
              ---------------------------------------------------------------------
   260,000    FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                       259,926
              ---------------------------------------------------------------------   ----------
              CABLE TELEVISION--4.9%
              ---------------------------------------------------------------------
   250,000    TKR Cable, Inc., 10.50%, 10/30/2007                                        271,249
              ---------------------------------------------------------------------   ----------
              CLOTHING & TEXTILES--2.3%
              ---------------------------------------------------------------------
   150,000    Phillips Van Heusen Corp., Deb., 7.75%, 11/15/2023                         128,169
              ---------------------------------------------------------------------   ----------
              ECOLOGICAL SERVICES & EQUIPMENT--4.9%
              ---------------------------------------------------------------------
   250,000    WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                              270,120
              ---------------------------------------------------------------------   ----------
              ELECTRONICS--4.6%
              ---------------------------------------------------------------------
   250,000    Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003           254,795
              ---------------------------------------------------------------------   ----------
              FINANCIAL INTERMEDIARIES--5.6%
              ---------------------------------------------------------------------
   250,000    Green Tree Financial Corp. 1995-8, Sr. Sub. Note, 10.25%, 6/1/2002         288,190
              ---------------------------------------------------------------------
    25,000    Norwest Financial, Inc., Note, 6.23%, 9/1/1998                              25,087
              ---------------------------------------------------------------------   ----------
              Total                                                                      313,277
              ---------------------------------------------------------------------   ----------
              INDUSTRIAL PRODUCTS & EQUIPMENT--4.7%
              ---------------------------------------------------------------------
   250,000    Figgie International Holdings, Inc., Sr. Note, 9.875%, 10/1/1999           260,722
              ---------------------------------------------------------------------   ----------



FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    ---------------------------------------------------------------------   ----------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
              INSURANCE--5.3%
              ---------------------------------------------------------------------
$  250,000    Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                             $  295,897
              ---------------------------------------------------------------------   ----------
              RETAILERS--4.6%
              ---------------------------------------------------------------------
   250,000    Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                            252,390
              ---------------------------------------------------------------------   ----------
              SURFACE TRANSPORTATION--7.5%
              ---------------------------------------------------------------------
   350,000    Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004               415,216
              ---------------------------------------------------------------------   ----------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $2,728,474)                       2,721,761
              ---------------------------------------------------------------------   ----------
MORTGAGE BACKED SECURITIES--18.4%
-----------------------------------------------------------------------------------
   997,733    Federal Home Loan Mortgage Corp., Pool D73503, 8.00%, 8/1/2026
              (IDENTIFIED COST $1,009,269)                                             1,018,626
              ---------------------------------------------------------------------   ----------
MUNICIPAL SECURITIES--4.4%
-----------------------------------------------------------------------------------
   250,000    West Valley City, UT Municipal Building Authority, Taxable Lease
              Revenue Bonds, Series 1996A, 7.625% Bonds (West Valley Event Center
              Project)/(AMBAC INS), 5/1/2022 (IDENTIFIED COST $245,191)                  243,468
              ---------------------------------------------------------------------   ----------
U.S. TREASURY--21.7%
-----------------------------------------------------------------------------------
              U.S. TREASURY NOTES--21.7%
              ---------------------------------------------------------------------
   250,000    6.50%, 10/15/2006                                                          249,798
              ---------------------------------------------------------------------
   905,000    7.50%, 5/15/2002                                                           954,630
              ---------------------------------------------------------------------   ----------
              TOTAL U.S. TREASURY (IDENTIFIED COST $1,196,047)                         1,204,428
              ---------------------------------------------------------------------   ----------



FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    ---------------------------------------------------------------------   ----------
(A) REPURCHASE AGREEMENT--0.8%
-----------------------------------------------------------------------------------
$   45,000    BT Securities Corporation, 5.58%, dated 1/31/1997, due 2/3/1997
              (AT AMORTIZED COST)                                                     $   45,000
              ---------------------------------------------------------------------   ----------
              TOTAL INVESTMENTS (IDENTIFIED COST $5,715,320)(B)                       $5,726,938
              ---------------------------------------------------------------------   ----------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $5,715,320. The net unrealized appreciation of investments on a federal tax basis amounts to $11,618 which is comprised of $33,257 appreciation and $21,639 depreciation at January 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($5,542,361) at January 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
ARM    -- Adjustable Rate Mortgage
GNMA   -- Government National Mortgage Association
INS    -- Insured


(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $5,715,320)                 $5,726,938
-------------------------------------------------------------------------------------------
Cash                                                                                                3,394
-------------------------------------------------------------------------------------------
Income receivable                                                                                  88,406
-------------------------------------------------------------------------------------------
Deferred Expenses                                                                                  25,967
-------------------------------------------------------------------------------------------    ----------
    Total assets                                                                                5,844,705
-------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                  $269,226
--------------------------------------------------------------------------------
Income distribution payable                                                          33,118
--------------------------------------------------------------------------------   --------
    Total liabilities                                                                             302,344
-------------------------------------------------------------------------------------------    ----------
Net Assets for 548,312.486 shares outstanding                                                  $5,542,361
-------------------------------------------------------------------------------------------    ----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------
Paid in capital                                                                                $5,619,300
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                         11,618
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (88,557)
-------------------------------------------------------------------------------------------    ----------
    Total Net Assets                                                                           $5,542,361
-------------------------------------------------------------------------------------------    ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------------------
$5,537,039 / 547,786 shares outstanding                                                            $10.11
-------------------------------------------------------------------------------------------    ----------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------------------
$5,321.73 / 526.486 shares outstanding                                                             $10.11
-------------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JANUARY 31, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------
Interest                                                                                          $124,911
----------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  6,484
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               32,725
----------------------------------------------------------------------------------
Custodian fees                                                                           3,402
----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   682
----------------------------------------------------------------------------------
Legal fees                                                                                  84
----------------------------------------------------------------------------------
Portfolio accounting fees                                                               10,914
----------------------------------------------------------------------------------
Distribution services fee-Institutional Service Shares                                       4
----------------------------------------------------------------------------------
Shareholder services fee-Institutional Shares                                            4,049
----------------------------------------------------------------------------------
Shareholder services fee-Institutional Service Shares                                        4
----------------------------------------------------------------------------------
Share registration costs                                                                 1,661
----------------------------------------------------------------------------------
Printing and postage                                                                       491
----------------------------------------------------------------------------------
Insurance premiums                                                                          37
----------------------------------------------------------------------------------
Miscellaneous                                                                              388
----------------------------------------------------------------------------------    --------
    Total expenses                                                                      60,925
----------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $ (6,484)
-----------------------------------------------------------------------
  Waiver of distribution services fee-Institutional Service Shares              (3)
-----------------------------------------------------------------------
  Waiver of shareholder services fee-Institutional Shares                   (4,049)
-----------------------------------------------------------------------
  Reimbursement of other operating expenses                                (49,532)
-----------------------------------------------------------------------   --------
    Total waivers and reimbursements                                                   (60,068)
----------------------------------------------------------------------------------    --------
         Net expenses                                                                                  857
----------------------------------------------------------------------------------------------    --------
             Net investment income                                                                 124,054
----------------------------------------------------------------------------------------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------
Net realized gain on investments                                                                    37,776
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                11,618
----------------------------------------------------------------------------------------------    --------
    Net realized and unrealized gain on investments                                                 49,394
----------------------------------------------------------------------------------------------    --------
         Change in net assets resulting from operations                                           $173,448
----------------------------------------------------------------------------------------------    --------


* For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              PERIOD ENDED
                                                                              (UNAUDITED)
                                                                           JANUARY 31, 1997*
                                                                           ------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------
Net investment income                                                          $  124,054
------------------------------------------------------------------------
Net realized gain (loss) on investments                                            37,776
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               11,618
------------------------------------------------------------------------   ---------------
     Change in net assets resulting from operations                               173,448
------------------------------------------------------------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------------
  Institutional Shares                                                           (123,952)
------------------------------------------------------------------------
  Institutional Service Shares                                                       (102)
------------------------------------------------------------------------   ---------------
  Change in net assets resulting from distributions to shareholders              (124,054)
------------------------------------------------------------------------   ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------
Proceeds from sale of shares                                                    5,071,465
------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                143
------------------------------------------------------------------------
Cost of shares redeemed                                                        (4,679,156)
------------------------------------------------------------------------   ---------------
     Change in net assets resulting from share transactions                       392,452
------------------------------------------------------------------------   ---------------
          Change in net assets                                                    441,846
------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------
Beginning of period                                                             5,100,515
------------------------------------------------------------------------   ---------------
End of period                                                                  $5,542,361
------------------------------------------------------------------------   ---------------


* For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT VALUATIONS--Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK
At January 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                    # OF PAR VALUE
        CLASS NAME             CAPITAL STOCK AUTHORIZED
---------------------------   ---------------------------
Institutional Shares                 1,000,000,000
Institutional Service
  Shares                             1,000,000,000


Transactions in capital stock were as follows:

                                                                             PERIOD ENDED
                                                                          JANUARY 31, 1997(A)
                                                                        -----------------------
                        INSTITUTIONAL SHARES                             SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                              494,503    $ 5,061,462
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            14            139
---------------------------------------------------------------------
Shares redeemed                                                         (456,752)    (4,674,154)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Institutional Shares transactions             37,765    $   387,447
---------------------------------------------------------------------   --------    -----------


(a) For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.


FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

                                                                              PERIOD ENDED
                                                                          JANUARY 31, 1997(A)
                                                                         ----------------------
                     INSTITUTIONAL SERVICE SHARES                          SHARES       AMOUNT
----------------------------------------------------------------------   ----------    --------
Shares sold                                                                 997.000    $ 10,003
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared             .413           4
----------------------------------------------------------------------
Shares redeemed                                                            (501.198)     (5,002)
----------------------------------------------------------------------   ----------    --------
  Net change resulting from Institutional Service Shares transactions       496.215    $  5,005
----------------------------------------------------------------------   ----------    --------
     Net change resulting from share transactions                        38,261.215    $392,452
----------------------------------------------------------------------   ----------    --------


(a) For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to
FSC:

                              % OF AVERAGE DAILY
     SHARE CLASS NAME        NET ASSETS OF CLASS
--------------------------   --------------------
Institutional Service
  Shares                             0.25%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for the shareholders and to maintain shareholder accounts. For the period ended January 31, 1997, the Institutional Shares did not incur a shareholder services fee. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:

--------------------------------------------------------------------------------
PURCHASES                                                                          $8,562,096
--------------------------------------------------------------------------------   ----------
SALES                                                                              $3,163,953
--------------------------------------------------------------------------------   ----------


                                                                  March 31, 1997






Federated Total Return Bond Fund
(formerly, Federated Government Total Return Fund)
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares

Prospectus

The Institutional Shares of Federated Total Return Bond Fund (formerly, Federated Government Total Return Fund) (the `Fund'') offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).
The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by seeking value among most sectors of fixed income securities, focusing on investment grade debt securities.
The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.
This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated September16, 1996, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated September 16, 1996


Table of Contents will be generated when document is complete.


GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." and the name of the Fund was changed from "Insight
U.S. Government Fund" to "Federated Government Total Return Fund."   On May
15, 1996, the name of the Fund was changed from `Federated Government
Total Return Fund''to ``Federated Total Return Bond Fund.'' The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for Federated Total Return Bond Fund: Institutional Shares and Institutional
Service Shares.   This prospectus relates only to Institutional Shares of
Federated Total Return Bond Fund.
Institutional Shares (`Shares'') of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of investment grade debt securities. A minimum initial investment of $100,000 over a 90-day period is required.
Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in a diversified portfolio of investment grade debt securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') (AAA, AA, A or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Rating Service Co. (`Duff & Phelps'') or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or which are of comparable quality in the judgment of the adviser. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The remainder of the Fund's assets may be invested in any of the securities discussed below. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in a professionally managed, diversified portfolio consisting primarily of investment grade debt securities, mortgage-backed securities, asset-backed securities, and U.S. and foreign government obligations. The Fund may also invest in derivative instruments of such securities (including instruments with demand features or credit enhancement and stripped mortgage-backed securities), as well as money market instruments and cash.


The securities in which the Fund invests principally are:
     oasset-backed securities;
     o domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or
      instrumentalities;
     omortgage-backed securities;
     omunicipal securities;
     ocommercial paper which matures in 270 days or less;
     otime deposits (including savings deposits and certificates of deposit) and bankers' acceptances in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks or which have at least
      $100 million in capital; and
     orepurchase agreements collateralized by eligible investments. CORPORATE AND FOREIGN GOVERNMENT/AGENCY DEBT OBLIGATIONS. The Fund invests in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.
FLOATING RATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.
Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.
FIXED RATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.
Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.
VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."
U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities:
Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.
Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.
MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.
The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.
ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests include, but are not limited to, securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities. COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.
The Fund may invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.
REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.
ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.
INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal are received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on many types of asset-backed securities.
While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
FOREIGN SECURITIES.   The Fund may invest in foreign securities.  Foreign
securities do not include American Depository Receipts, but do include foreign securities not publicly traded in the United States. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The Fund may invest more than 10% in foreign securities.
RISKS. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability, ability to obtain or enforce court judgments abroad and adverse diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.
CURRENCY RISKS.   Foreign securities may be denominated in foreign
currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.
The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund attempts to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.
The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or denominated in a currency or currencies that the adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally will not enter into forward foreign currency exchange contracts with a term longer than one year.
STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multi-class securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. A principal-only investor is assured of receiving cash flows in the amount of principal purchased - the unknown is when the cash flows will be received. Interest-only investments over the life of the investment horizon may not receive cash flows in the amount of the original investment.
MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.
BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution that has capital, surplus and undivided profits over $100 million or is insured by the BIF or the SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.
CREDIT FACILITIES. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.
INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
FINANCIAL AND FOREIGN CURRENCY FUTURES AND OPTIONS ON FUTURES.   The Fund
may purchase and sell financial and foreign currency futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future, while foreign currency futures contracts call for the delivery of either U.S. or foreign currency at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.
The Fund may also write (sell) or purchase put and call options on financial and foreign currency futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call or put option on a futures contract, it is undertaking the obligation of selling or purchasing, respectively, a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a call or put option on a futures contract, the Fund is entitled (but not obligated) to buy or sell, respectively, a futures contract at the fixed price during the life of the option.
The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.
RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
HIGH-YIELD DEBT OBLIGATIONS. The Fund may invest up to but not including 35% of its assets in debt securities that are not investment-grade but are rated BB or lower by an NRSRO (or, if unrated, determined by the adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or lower by a nationally recognized statistical rating organization are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." A description of the rating categories for the permissible investments are contained in the Appendix to this Prospectus.
RISKS. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as `derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.
TOTAL RETURN. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling Shares) or realized from the purchase and sale of securities, and successful use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.
REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The investment adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
   The Fund reserves the right to invest up to 100% of its assets in one or more investment companies, but would do so only after receipt of an exemptive order from the Securities and Exchange Commission permitting this. If, in the future, the Fund does receive such an exemptive order, the Fund would notify shareholders of its intent to increase the level of investment in other investment companies. However, shareholder approval will not be required to effect any such change in this investment policy.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
INVESTMENT LIMITATIONS
The Fund will not:
     oborrow money directly or through reverse repurchase agreements
      (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
     owith respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the
      U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval.
HUB AND SPOKE  OPTION
If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.
The initial shareholder of the Fund (who is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.
In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES
Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.
To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention:
EDGEWIRE; For Credit to: Federated Total Return Bond Fund - Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
BY MAIL. To purchase Shares by mail, send a check made payable to Federated Total Return Bond Fund - Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company (`State Street Bank'') into federal funds. This is normally the next business day after State Street Bank receives the check.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund is $100,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.
WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. EXCHANGING SECURITIES FOR FUND SHARES
The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor. CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.
DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.
Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.
Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.
REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.
TELEPHONE REDEMPTION
Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.
An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
WRITTEN REQUESTS
Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 2266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: Federated Total Return Bond Fund - Institutional Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $100,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $100,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
FUND INFORMATION

MANAGEMENT OF THE CORPORATION
BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors. INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.
      PORTFOLIO MANAGER'S BACKGROUND. Joseph M. Balestrino is the Fund's portfolio manager. Mr. Balestrino joined Federated Investors in
      1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino was an Assistant Vice President of the investment adviser from 1991 until 1995 and served as an Investment Analyst of the investment adviser from 1989 until 1991. Mr. Balestrino is a Chartered Financial Analyst and received his
      Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
     Mark E. Durbiano is the Fund's sub-portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.
DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.
ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
     Maximum   Average Aggregate Daily
     Administrative Fee  Net Assets of the Federated Funds
     0.15%     on the first $250 million
     0.125%    on the next $250 million
     0.10%     on the next $250 million
     0.075%    on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
EXPENSES OF THE FUND AND INSTITUTIONAL SHARES
Holders of Institutional Shares pay their allocable portion of Corporation and Fund expenses.
The Corporation expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The Fund expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: registering the portfolio and Institutional Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Institutional Shares as a class are expenses under the Corporation's Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Institutional Shares as they deem appropriate (`Class Expenses''). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Shares; fees under the Corporation's Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to adminstrative personnel and services as required to support holders of Institutional Shares; and Directors' fees incurred as a result of issues relating solely to Institutional Shares.
FEDERATED LIFETRACK PROGRAM
The Fund is a member of the Federated LifeTrack Program sold through financial representatives. Federated LifeTrack Program is an integrated program of investment options, plan recordkeeping, and consultation services for 401(k) and other participant-directed benefit and savings plans. Under the Federated LifeTrack Program, employers or plan trustees may select a group of investment options to be offered in a plan which also uses the Federated LifeTrack Program for recordkeeping and administrative services. Additional fees are charged to participating plans for these services. As part of the Federated LifeTrack Program, exchanges may readily be made between investment options selected by the employer or a plan trustee.
SHAREHOLDER INFORMATION

VOTING RIGHTS
Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote.
As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.
STATE AND LOCAL TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.
Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
Shares are sold without any sales charge or other similar non-recurring charges.
Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.
From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.
OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.
Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund.
Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.
To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.


APPENDIX

Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's Investors Service, Inc., Corporate Bond Ratings
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Investors Service, Inc., Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
Duff & Phelps Credit Rating Co.
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP-Preferred stock with dividend arrearages.
Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries.
     oHigh rates of return on funds employed.
     oConservative capitalization structure with moderate reliance on debt and ample asset protection.
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation.
     oWell established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Standard and Poor's Ratings Group Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Fitch Investors Service, Inc. Commercial Paper Rating Definitions FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.



ADDRESSES

          Federated Total Return Bond Fund
          Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Distributor
          Federated Securities Corp.
          Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Investment Adviser
          Federated Management
          Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Custodian
          State Street Bank and Trust Company
          P.O. Box 8600
          Boston, Massachusetts 02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
          P.O. Box 8600
          Boston, Massachusetts 02266-8600
Independent Auditors
          Ernst & Young LLP
          One Oxford Centre
          Pittsburgh, Pennsylvania 15219








Federated Total Return Bond Fund
(formerly, Federated Government Total Return Fund)
Institutional Shares


Prospectus

A Diversified Portfolio of
Federated Total Return Series, Inc.
an Open-End, Management
Investment Company

Prospectus dated September 16, 1996


     FEDERATED SECURITIES CORP.

Distributor
A subsidiary of Federated Investors
Federated Investors Tower
Pittsburgh, PA  15222-3779
Cusip 31428Q 101
G01721-01-IS (9/96)






FEDERATED TOTAL RETURN BOND FUND
(FORMERLY, FEDERATED GOVERNMENT TOTAL RETURN FUND)
(A Portfolio of Federated Total Return Series, Inc.)
INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 16, 1996

The following information is a supplement to your prospectus. We're providing it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please insert the following "Financial Highlights" table immediately following the Summary of Fund Expenses table in the prospectus:

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                        PERIOD ENDED
                                                                                        (UNAUDITED)
                                                                                    JANUARY 31, 1997(A)
                                                                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------
  Net investment income                                                                      0.23
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                     0.11
---------------------------------------------------------------------------------   -------------
  Total from investment operations                                                           0.34
---------------------------------------------------------------------------------   --------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------
  Distributions from net investment income                                                  (0.23)
---------------------------------------------------------------------------------   -------------
NET ASSET VALUE, END OF PERIOD                                                             $10.11
---------------------------------------------------------------------------------   -------------
TOTAL RETURN (B)                                                                            3.21%
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------
  Expenses                                                                                  0.32%*
---------------------------------------------------------------------------------
  Net investment income                                                                     6.79%*
---------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                          3.80%*
---------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
  Net assets, end of period
  (000 omitted)                                                                                $5
---------------------------------------------------------------------------------
  Portfolio turnover                                                                          72%
---------------------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


B. Please insert the following as the fourth paragraph under the section entitled "Voting Rights" on page 21:

"As of March 3, 1997, Trust Corp., Great Falls, MT, owned, approximately 3,426 Institutional Service Shares (86.68%) of the voting securities of the Fund, and, therefore, may, for certain purposes be deemed to control the Fund."

C. Please insert the following Portfolio of Investments and Financial Statements beginning on page 22 of the prospectus:

FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    ---------------------------------------------------------------------   ----------
ADJUSTABLE RATE MORTGAGES--8.9%
-----------------------------------------------------------------------------------
$  482,000    GNMA ARM 8746, 30 Year, 11/20/2025
              (IDENTIFIED COST $491,339)                                              $  493,655
              ---------------------------------------------------------------------   ----------
CORPORATE BONDS--49.1%
-----------------------------------------------------------------------------------
              BANKING--4.7%
              ---------------------------------------------------------------------
   260,000    FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                       259,926
              ---------------------------------------------------------------------   ----------
              CABLE TELEVISION--4.9%
              ---------------------------------------------------------------------
   250,000    TKR Cable, Inc., 10.50%, 10/30/2007                                        271,249
              ---------------------------------------------------------------------   ----------
              CLOTHING & TEXTILES--2.3%
              ---------------------------------------------------------------------
   150,000    Phillips Van Heusen Corp., Deb., 7.75%, 11/15/2023                         128,169
              ---------------------------------------------------------------------   ----------
              ECOLOGICAL SERVICES & EQUIPMENT--4.9%
              ---------------------------------------------------------------------
   250,000    WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                              270,120
              ---------------------------------------------------------------------   ----------
              ELECTRONICS--4.6%
              ---------------------------------------------------------------------
   250,000    Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003           254,795
              ---------------------------------------------------------------------   ----------
              FINANCIAL INTERMEDIARIES--5.6%
              ---------------------------------------------------------------------
   250,000    Green Tree Financial Corp. 1995-8, Sr. Sub. Note, 10.25%, 6/1/2002         288,190
              ---------------------------------------------------------------------
    25,000    Norwest Financial, Inc., Note, 6.23%, 9/1/1998                              25,087
              ---------------------------------------------------------------------   ----------
              Total                                                                      313,277
              ---------------------------------------------------------------------   ----------
              INDUSTRIAL PRODUCTS & EQUIPMENT--4.7%
              ---------------------------------------------------------------------
   250,000    Figgie International Holdings, Inc., Sr. Note, 9.875%, 10/1/1999           260,722
              ---------------------------------------------------------------------   ----------



FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    ---------------------------------------------------------------------   ----------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
              INSURANCE--5.3%
              ---------------------------------------------------------------------
$  250,000    Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                             $  295,897
              ---------------------------------------------------------------------   ----------
              RETAILERS--4.6%
              ---------------------------------------------------------------------
   250,000    Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                            252,390
              ---------------------------------------------------------------------   ----------
              SURFACE TRANSPORTATION--7.5%
              ---------------------------------------------------------------------
   350,000    Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004               415,216
              ---------------------------------------------------------------------   ----------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $2,728,474)                       2,721,761
              ---------------------------------------------------------------------   ----------
MORTGAGE BACKED SECURITIES--18.4%
-----------------------------------------------------------------------------------
   997,733    Federal Home Loan Mortgage Corp., Pool D73503, 8.00%, 8/1/2026
              (IDENTIFIED COST $1,009,269)                                             1,018,626
              ---------------------------------------------------------------------   ----------
MUNICIPAL SECURITIES--4.4%
-----------------------------------------------------------------------------------
   250,000    West Valley City, UT Municipal Building Authority, Taxable Lease
              Revenue Bonds, Series 1996A, 7.625% Bonds (West Valley Event Center
              Project)/(AMBAC INS), 5/1/2022 (IDENTIFIED COST $245,191)                  243,468
              ---------------------------------------------------------------------   ----------
U.S. TREASURY--21.7%
-----------------------------------------------------------------------------------
              U.S. TREASURY NOTES--21.7%
              ---------------------------------------------------------------------
   250,000    6.50%, 10/15/2006                                                          249,798
              ---------------------------------------------------------------------
   905,000    7.50%, 5/15/2002                                                           954,630
              ---------------------------------------------------------------------   ----------
              TOTAL U.S. TREASURY (IDENTIFIED COST $1,196,047)                         1,204,428
              ---------------------------------------------------------------------   ----------



FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    ---------------------------------------------------------------------   ----------
(A) REPURCHASE AGREEMENT--0.8%
-----------------------------------------------------------------------------------
$   45,000    BT Securities Corporation, 5.58%, dated 1/31/1997, due 2/3/1997
              (AT AMORTIZED COST)                                                     $   45,000
              ---------------------------------------------------------------------   ----------
              TOTAL INVESTMENTS (IDENTIFIED COST $5,715,320)(B)                       $5,726,938
              ---------------------------------------------------------------------   ----------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $5,715,320. The net unrealized appreciation of investments on a federal tax basis amounts to $11,618 which is comprised of $33,257 appreciation and $21,639 depreciation at January 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($5,542,361) at January 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
ARM    -- Adjustable Rate Mortgage
GNMA   -- Government National Mortgage Association
INS    -- Insured


(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $5,715,320)                $ 5,726,938
------------------------------------------------------------------------------------------
Cash                                                                                                3,394
------------------------------------------------------------------------------------------
Income receivable                                                                                  88,406
------------------------------------------------------------------------------------------
Deferred Expenses                                                                                  25,967
------------------------------------------------------------------------------------------     ----------
    Total assets                                                                                5,844,705
------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Payable for investments purchased                                                $ 269,226
------------------------------------------------------------------------------
Income distribution payable                                                         33,118
------------------------------------------------------------------------------   ---------
    Total liabilities                                                                             302,344
------------------------------------------------------------------------------------------    -----------
Net Assets for 548,312.486 shares outstanding                                                 $ 5,542,361
------------------------------------------------------------------------------------------     ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
Paid in capital                                                                               $ 5,619,300
------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                         11,618
------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (88,557)
------------------------------------------------------------------------------------------     ----------
    Total Net Assets                                                                          $ 5,542,361
------------------------------------------------------------------------------------------     ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------------------------------
$5,537,039 / 547,786 shares outstanding                                                            $10.11
------------------------------------------------------------------------------------------     ----------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------
$5,321.73 / 526.486 shares outstanding                                                             $10.11
------------------------------------------------------------------------------------------     ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JANUARY 31, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------
Interest                                                                                          $124,911
----------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  6,484
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               32,725
----------------------------------------------------------------------------------
Custodian fees                                                                           3,402
----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   682
----------------------------------------------------------------------------------
Legal fees                                                                                  84
----------------------------------------------------------------------------------
Portfolio accounting fees                                                               10,914
----------------------------------------------------------------------------------
Distribution services fee-Institutional Service Shares                                       4
----------------------------------------------------------------------------------
Shareholder services fee-Institutional Shares                                            4,049
----------------------------------------------------------------------------------
Shareholder services fee-Institutional Service Shares                                        4
----------------------------------------------------------------------------------
Share registration costs                                                                 1,661
----------------------------------------------------------------------------------
Printing and postage                                                                       491
----------------------------------------------------------------------------------
Insurance premiums                                                                          37
----------------------------------------------------------------------------------
Miscellaneous                                                                              388
----------------------------------------------------------------------------------    --------
    Total expenses                                                                      60,925
----------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $ (6,484)
-----------------------------------------------------------------------
  Waiver of distribution services fee-Institutional Service Shares              (3)
-----------------------------------------------------------------------
  Waiver of shareholder services fee-Institutional Shares                   (4,049)
-----------------------------------------------------------------------
  Reimbursement of other operating expenses                                (49,532)
-----------------------------------------------------------------------   --------
    Total waivers and reimbursements                                                   (60,068)
----------------------------------------------------------------------------------    --------
         Net expenses                                                                                  857
----------------------------------------------------------------------------------------------    --------
             Net investment income                                                                 124,054
----------------------------------------------------------------------------------------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------
Net realized gain on investments                                                                    37,776
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                11,618
----------------------------------------------------------------------------------------------    --------
    Net realized and unrealized gain on investments                                                 49,394
----------------------------------------------------------------------------------------------    --------
         Change in net assets resulting from operations                                           $173,448
----------------------------------------------------------------------------------------------    --------


* For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              PERIOD ENDED
                                                                              (UNAUDITED)
                                                                           JANUARY 31, 1997*
                                                                           ------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------
Net investment income                                                          $  124,054
------------------------------------------------------------------------
Net realized gain (loss) on investments                                            37,776
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               11,618
------------------------------------------------------------------------   ---------------
     Change in net assets resulting from operations                               173,448
------------------------------------------------------------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------------
  Institutional Shares                                                           (123,952)
------------------------------------------------------------------------
  Institutional Service Shares                                                       (102)
------------------------------------------------------------------------   ---------------
  Change in net assets resulting from distributions to shareholders              (124,054)
------------------------------------------------------------------------   ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------
Proceeds from sale of shares                                                    5,071,465
------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                143
------------------------------------------------------------------------
Cost of shares redeemed                                                        (4,679,156)
------------------------------------------------------------------------   ---------------
     Change in net assets resulting from share transactions                       392,452
------------------------------------------------------------------------   ---------------
          Change in net assets                                                    441,846
------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------
Beginning of period                                                             5,100,515
------------------------------------------------------------------------   ---------------
End of period                                                                  $5,542,361
------------------------------------------------------------------------   ---------------


* For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT VALUATIONS--Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK
At January 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                    # OF PAR VALUE
        CLASS NAME             CAPITAL STOCK AUTHORIZED
---------------------------   ---------------------------
Institutional Shares                 1,000,000,000
Institutional Service
  Shares                             1,000,000,000


Transactions in capital stock were as follows:

                                                                             PERIOD ENDED
                                                                         JANUARY 31, 1997(A)
                                                                      --------------------------
                       INSTITUTIONAL SHARES                             SHARES         AMOUNT
-------------------------------------------------------------------   ----------    ------------
Shares sold                                                              494,503    $  5,061,462
-------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            14             139
-------------------------------------------------------------------
Shares redeemed                                                         (456,752)     (4,674,154)
-------------------------------------------------------------------   ----------    ------------
  Net change resulting from Institutional Shares transactions             37,765    $    387,447
-------------------------------------------------------------------   ----------    ------------



FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

                                                                             PERIOD ENDED
                                                                          JANUARY 31, 1997(A)
                                                                        -----------------------
                    INSTITUTIONAL SERVICE SHARES                          SHARES       AMOUNT
---------------------------------------------------------------------   ----------    ---------
Shares sold                                                                997.000    $  10,003
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            .413            4
---------------------------------------------------------------------
Shares redeemed                                                           (501.198)      (5,002)
---------------------------------------------------------------------   ----------    ---------
  Net change resulting from Institutional Service Shares transactions      496.215    $   5,005
---------------------------------------------------------------------   ----------    ---------
     Net change resulting from share transactions                       38,261.215    $ 392,452
---------------------------------------------------------------------   ----------    ---------


(a) For the period from October 1, 1996 (date of initial public offering) to January 31, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to
FSC:

                              % OF AVERAGE DAILY
     SHARE CLASS NAME        NET ASSETS OF CLASS
--------------------------   --------------------
Institutional Service
  Shares                             0.25%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for the shareholders and to maintain shareholder accounts. For the period ended January 31, 1997, the Institutional Shares did not


FEDERATED TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

incur a shareholder services fee. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $ 8,562,096
-------------------------------------------------------------------------------   -----------
SALES                                                                             $ 3,163,953
-------------------------------------------------------------------------------   -----------


                                                                  March 31, 1997






Federated Total Return Bond Fund
(formerly, Federated Government Total Return Fund)
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Service Shares

Prospectus

The Institutional Service Shares of Federated Total Return Bond Fund (formerly, Federated Government Total Return Fund) (the `Fund'') offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).
The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by seeking value among most sectors of fixed income securities, focusing on investment grade debt securities.
The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.
This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated September 16, 1996, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated September 16, 1996


Table of Contents will be generated when document is complete.


GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." and the name of the Fund was changed from "Insight
U.S. Government Fund" to "Federated Government Total Return Fund."   On May
15 1996, the name of the Fund was changed from `Federated Government Total Return Fund''to ``Federated Total Return Bond Fund.'' The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for Federated Total Return Bond Fund: Institutional Service Shares and
Institutional Shares.   This prospectus relates only to Institutional
Service Shares of Federated Total Return Bond Fund.
Institutional Service Shares (`Shares'') of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interst in a professionally managed, diversified portfolio investing primarily in investment grade debt securities. A minimum initial investment of $25,000 over a 90-day period is required.
Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in a diversified portfolio of investment grade debt securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') (AAA, AA, A or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Rating Service Co. (`Duff & Phelps'') or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or which are of comparable quality in the judgment of the adviser. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The remainder of the Fund's assets may be invested in any of the securities discussed below. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in a professionally managed, diversified portfolio consisting primarily of investment grade debt securities, mortgage-backed securities, asset-backed securities, and U.S. government obligations. The Fund may also invest in derivative instruments of such securities (including instruments with demand features or credit enhancement and stripped mortgage-backed securities), as well as money market instruments and cash.
The securities in which the Fund invests principally are:
     oasset-backed securities;
     o domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or
      instrumentalities;
     omortgage-backed securities;
     omunicipal securities;
     ocommercial paper which matures in 270 days or less;
     otime deposits (including savings deposits and certificates of deposit) and bankers' acceptances in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks or which have at least
      $100 million in capital; and
     orepurchase agreements collateralized by eligible investments. CORPORATE AND FOREIGN GOVERNMENT/AGENCY DEBT OBLIGATIONS. The Fund invests in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.
FLOATING RATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.
Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.
FIXED RATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.
Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.
VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."
U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities:
Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.
Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.
MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.
The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.
ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests include, but are not limited to, securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities. COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.
The Fund may invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.
REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.
ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.
INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal are received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on many types of asset-backed securities.
While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
FOREIGN SECURITIES.   The Fund may invest in foreign securities.  Foreign
securities do not include American Depository Receipts, but do include foreign securities not publicly traded in the United States. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The Fund may invest more than 10% in foreign securities.
RISKS. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability, ability to obtain or enforce court judgments abroad and adverse diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.
CURRENCY RISKS.   Foreign securities may be denominated in foreign
currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.
The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund attempts to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.
The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or denominated in a currency or currencies that the adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally will not enter into forward foreign currency exchange contracts with a term longer than one year.
STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multi-class securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. A principal-only investor is assured of receiving cash flows in the amount of principal purchased - the unknown is when the cash flows will be received. Interest-only investments over the life of the investment horizon may not receive cash flows in the amount of the original investment.
MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.
BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution that has capital, surplus and undivided profits over $100 million or is insured by the BIF or the SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.
CREDIT FACILITIES. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.
INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.
FINANCIAL AND FOREIGN CURRENCY FUTURES AND OPTIONS ON FUTURES.   The Fund
may purchase and sell financial and foreign currency futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future, while foreign currency futures contracts call for the delivery of either U.S. or foreign currency at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.
The Fund may also write (sell) or purchase put and call options on financial and foreign currency futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call or put option on a futures contract, it is undertaking the obligation of selling or purchasing, respectively, a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a call or put option on a futures contract, the Fund is entitled (but not obligated) to buy or sell, respectively, a futures contract at the fixed price during the life of the option.
The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.
RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
HIGH-YIELD DEBT OBLIGATIONS. The Fund may invest up to but not including 35% of its total assets in debt securities that are not investment-grade but are rated BB or lower by an NRSRO (or, if unrated, determined by the adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or lower by a nationally recognized statistical rating organization are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." A description of the rating categories for the permissible investments are contained in the Appendix to this Prospectus.
RISKS. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.
The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as `derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.
TOTAL RETURN. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling Shares) or realized from the purchase and sale of securities, and successful use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.
REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The investment adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
The Fund reserves the right to invest up to 100% of its assets in one or more investment companies, but would do so only after receipt of an exemptive order from the Securities and Exchange Commission permitting this. If, in the future, the Fund does receive such an exemptive order, the Fund would notify shareholders of its intent to increase the level of investment in other investment companies. However, shareholder approval will not be required to effect any such change in this investment policy. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
INVESTMENT LIMITATIONS
The Fund will not:
     oborrow money directly or through reverse repurchase agreements
      (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or
     owith respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the
      U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval.
HUB AND SPOKE  OPTION
If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.
The initial shareholder of the Fund (who is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.
In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES
Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.
To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention:
EDGEWIRE; For Credit to: Federated Total Return Bond Fund - Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
BY MAIL. To purchase Shares by mail, send a check made payable to Federated Total Return Bond Fund - Institutional Service Shares to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company (`State Street Bank'') into federal funds. This is normally the next business day after State Street Bank receives the check.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.
WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. EXCHANGING SECURITIES FOR FUND SHARES
The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund Shares on the day the securities are valued. One Share of the Fund will be issued for the equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund Shares, a gain or loss may be realized by the investor. CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.
DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.
Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.
Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.
REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.
TELEPHONE REDEMPTION
Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.
An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
WRITTEN REQUESTS
Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 2266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: Federated Total Return Bond Fund - Institutional Service Shares; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
FUND INFORMATION

MANAGEMENT OF THE CORPORATION
BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors. INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.
      PORTFOLIO MANAGER'S BACKGROUND. Joseph M. Balestrino is the Fund's portfolio manager. Mr. Balestrino joined Federated Investors in
      1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino was an Assistant Vice President of the investment adviser from 1991 until 1995 and served as an Investment Analyst of the investment adviser from 1989 until 1991. Mr. Balestrino is a Chartered Financial Analyst and received his
      Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
     Mark E. Durbiano is the Fund's sub-portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.
DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.
The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.
ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
     Maximum   Average Aggregate Daily
     Administrative Fee  Net Assets of the Federated Funds
     0.15%     on the first $250 million
     0.125%    on the next $250 million
     0.10%     on the next $250 million
     0.075%    on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES
Holders of Institutional Service Shares pay their allocable portion of Corporation and Fund expenses.
The Corporation expenses for which holders of Institutional Service Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The Fund expenses for which holders of Institutional Service Shares pay their allocable portion include, but are not limited to: registering the portfolio and Institutional Service Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Institutional Service Shares as a class are expenses under the Corporation's Distribution Plan and Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Institutional Service Shares as they deem appropriate
(`Class Expenses''). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Service Shares; fees under the Corporation's Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to adminstrative personnel and services as required to support holders of Institutional Service Shares; and Directors' fees incurred as a result of issues relating solely to Institutional Service Shares.
FEDERATED LIFETRACK PROGRAM
The Fund is a member of the Federated LifeTrack Program sold through financial representatives. Federated LifeTrack Program is an integrated program of investment options, plan recordkeeping, and consultation services for 401(k) and other participant-directed benefit and savings plans. Under the Federated LifeTrack Program, employers or plan trustees may select a group of investment options to be offered in a plan which also uses the Federated LifeTrack Program for recordkeeping and administrative services. Additional fees are charged to participating plans for these services. As part of the Federated LifeTrack Program, exchanges may readily be made between investment options selected by the employer or a plan trustee.
SHAREHOLDER INFORMATION

VOTING RIGHTS
Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote.
As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.
STATE AND LOCAL TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.
Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
Shares are sold without any sales charge or other similar non-recurring charges.
Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.
From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices.
OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $100,000 over a 90-day period.
Institutional Shares are distributed with no 12b-1 Plan.
Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.
To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.


APPENDIX

Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's Investors Service, Inc., Corporate Bond Ratings
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Investors Service, Inc., Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
Duff & Phelps Credit Rating Co.
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP-Preferred stock with dividend arrearages.
Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries.
     oHigh rates of return on funds employed.
     oConservative capitalization structure with moderate reliance on debt and ample asset protection.
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation.
     oWell established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Standard and Poor's Ratings Group Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Fitch Investors Service, Inc. Commercial Paper Rating Definitions FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.




ADDRESSES

          Federated Total Return Bond Fund
          Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Distributor
          Federated Securities Corp.
          Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Investment Adviser
          Federated Management
          Federated Investors Tower
          Pittsburgh, Pennsylvania 15222-3779


Custodian
          State Street Bank and Trust Company
          P.O. Box 8600
          Boston, Massachusetts 02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
          P.O. Box 8600
          Boston, Massachusetts 02266-8600
Independent Auditors
          Ernst & Young LLP
          One Oxford Centre
          Pittsburgh, Pennsylvania 15219





Federated Total Return Bond Fund
(formerly, Federated Government Total Return Fund)
Institutional Service Shares


Prospectus

A Diversified Portfolio of
Federated Total Return Series, Inc.
an Open-End, Management
Investment Company

Prospectus dated September 16, 1996


     FEDERATED SECURITIES CORP.

Distributor
A subsidiary of Federated Investors
Federated Investors Tower
Pittsburgh, PA  15222-3779
Cusip 31428Q 101
G01721-03-SS (9/96)





FEDERATED TOTAL RETURN BOND FUND
(formerly, Federated Government Total Return Fund)
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares
Institutional Service Shares
Supplement to the Statement of Additional Information dated September 16, 1996
A. Please insert the following two sentences to the end of the section entitled `Portfolio Turnover'' on page 6:
`For the period from October 1, 1996 (initial public offering) to January 31,
 1997, the   portfolio turnover rate was 104%. The portfolio
turnover rate is representative of only four months of activity.''
B.   Please insert the following as the second and third paragraphs under
the section entitled `Fund Ownership'' on     page 13:
`As of March 3, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund:  Union
Planters National Bank, Memphis, TN owned approximately 56,803 shares (9.99%); Drovers & Company, York, PA owned approximately 58,404 shares
(10.27%); and Federated Securities Corp., Pittsburgh, PA, owned, approximately 439,868 shares (77.36%).
As of March 3, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:
Trust Corp., Great Falls, MT, owned, approximately 3,426 shares (86.68%).''
C.   Please delete the section entitled `Directors' Compensation,'' which
begins on page 13, and replace it with the    following:
`Directors' Compensation

     AGGREGATE
NAME,     COMPENSATION   TOTAL COMPENSATION PAID
POSITION WITH  FROM FROM FUND COMPLEX +
tHE Corporation     THE Corporation *

John F. Donahue,    $0             $0 for the Corporation and
Chairman and Director              56 other investment companies in the
                                   Fund Complex
Thomas G. Bigley,   $1008               $108,725 for the Corporation and
Director                 56 other investment companies in the Fund Complex
John T. Conroy, Jr.,     $1109               $119,615 for the Corporation and
Director                 56 other investment companies in the Fund Complex
William J. Copeland,     $1109               $119,615 for the Corporation and
Director                 56 other investment companies in the Fund Complex
J. Christopher Donahue,  $0             $0 for the Corporation and
Director                 18 other investment companies in the Fund Complex
James E. Dowd, $1109               $119,615 for the Corporation and
Director                 56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D., $1008               $108,725 for the Corporation and
Director                 56 other investment companies in the Fund Complex
Edward L. Flaherty, Jr., $1109               $119,615 for the Corporation and
Director                 56 other investment companies in the Fund Complex


Peter E. Madden,    $1008               $108,725 for the Corporation and
Director                 56 other investment companies in the Fund Complex
Gregor F. Meyer,    $1008               $108,725 for the Corporation and
Director                 56 other investment companies in the Fund Complex
John E. Murray, Jr.,     $1008               $108,725 for the Corporation and
Director                 56 other investment companies in the Fund Complex
Wesley W. Posvar,   $1008               $108,725 for the Corporation and
Director                 56 other investment companies in the Fund Complex
Marjorie P. Smuts,  $1008               $108,725 for the Corporation and
Director                           56 other investment companies in the
                                  Fund Complex
*Information is furnished for the fiscal year ended September 30,1996.
+This information is provided as of the last calendar year.''
D. Please insert the following as the last sentence of the first paragraph under the section entitled `Advisory Fees'' on page 14:
`For the period from October 1, 1996 (initial public offering) to January
31, 1997, the   Fund's Adviser earned $6,484, all of which was
voluntarily waived.''
E.   Please insert the following information as the second sentence under
the section entitled `Fund     Administration''on page 15:
`For the period from October 1, 1996 (initial public offering) to January 31,
1997, the   Fund incurred costs for administrative service
$32,725, all of which was voluntarily waived.''
F.   Please insert the following information as the final sentence to the
third paragraph under the section entitled    `Brokerage Transactions''on
page 15:
`For the period from October 1, 1996 (initial public offering) to January 31, 1997, the Fund paid no brokerage commissions.''

G.   Please delete the final paragraph under the section entitled
     `Distribution Plan  (Institutional Service Shares only)     and
Shareholder Services''which begins on page 15 and insert the following information in its place:
`For the period from October 1, 1996 (initial public offering) to January 31, 1997, payments in the amount of $4 were made to financial institutions by Institutional Service Shares, pursuant to the Distribution Plan, of which $3 was voluntarily waived.''
In addition, for this period, payments in the amounts of $4,049 and $4, for Institutional Shares and Institutional Service Shares, respectively, were made pursuant to the Shareholder Services Agreement of which $4,049 and $0, respectively, were voluntarily waived.''


H.   Please insert the following information as the final paragraph under the
section entitled      `Total Return'' on page 17:
`Cumulative total return reflects the Fund's total performance over a specified period of time. The Fund's cumulative total return is reflective of four months of fund activity since the Fund's date of initial public offering. The Fund's cumulative total returns for the period from October 1, 1996 (initial public offering) to January 31, 1997, were 3.28% for Institutional Shares and 3.21% Institutional
Service Shares.''

I.   Please insert the following information as the final paragraph under the
section entitled      `Yield'' on page 18:
`The Fund's yield for the thirty-day period ended January 31, 1997, was 7.20% for Institutional Shares and 6.90% for Institutional Service
Shares.''

March 31, 1997




FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779


Federated Securities Corp. is the distributor of the Fund
 and is a subsidiary of Federated Investors.
Cusip 31428Q408
Cusip 31428Q309
G01664-03 (3/97)




Federated Total Return Bond Fund
(formerly, Federated Government Total Return Fund)
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares
Institutional Service Shares
Statement of Additional Information
This Statement of Additional Information should be read with the prospectus(es) of Federated Total Return Bond Fund (formerly, Federated
Government Total Return Fund) (the `Fund''), a portfolio of Federated
Total Return Series, Inc. (the ``Corporation'') dated September 16
1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received electronically, free of charge by calling 1-800-341-7400.

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779
Statement dated September 16, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip  31428Q101
            31428Q507
G01722-02 (9/96)






GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 Adjustable Rate Mortgage Securities ("ARMS")  1
 Collateralized Mortgage Obligations ("CMOs")  1
 Real Estate Mortgage Investment Conduits
  ("REMICs")                                   2
 Interest-Only and Principal-Only Investments  2
 Privately Issued Mortgage-Related Securities  2
 Resets of Interest                            2
 Caps and Floors                               3
 Foreign Bank Instruments                      3
 Futures and Options Transactions              3
 Medium Term Notes and Deposit Notes           5
 Weighted Average Portfolio Maturity           5
 Weighted Average Portfolio Duration           5
 When-Issued and Delayed Delivery Transactions 5
 Lending of Portfolio Securities               6
 Restricted and Illiquid Securities            6
 Repurchase Agreements                         6
 Reverse Repurchase Agreements                 6
 Portfolio Turnover                            6
INVESTMENT LIMITATIONS                         7

FEDERATED TOTAL RETURN SERIES, INC. MANAGEMENT 9

 Officers and Directors                        9
 Fund Ownership                               13
 Directors' Compensation                      13
 Director Liability                           14
INVESTMENT ADVISORY SERVICES                  14

 Adviser to the Fund                          14
 Advisory Fees                                14
OTHER SERVICES                                15

 Fund Administration                          15
 Custodian and Portfolio Accounting           15
 Transfer Agent                               15
 Independent Auditors                         15
BROKERAGE TRANSACTIONS                        15

PURCHASING SHARES                             15

 Distribution Plan (Institutional Service Shares
  only )
 and Shareholder Services                     15
DETERMINING NET ASSET VALUE                   16

 Determining Market Value of Securities       16
 Valuing Municipal Bonds                      16
 Use of Amortized Cost                        16
REDEEMING SHARES                              17

 Redemption In Kind                           17
TAX STATUS                                    17

 The Fund's Tax Status                        17
 Shareholders' Tax Status                     17
TOTAL RETURN                                  17

YIELD                                         17

PERFORMANCE COMPARISONS                       18

 Economic and Market Information              19
ABOUT FEDERATED INVESTORS                     19

 Mutual Fund Market                           19



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Total Return Series, Inc. (the "Corporation"). The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." and the name of the Fund was changed from "Insight U.S. Government Fund" to "Federated Government Total Return
Fund." ."   On May 15, 1996, the name of the Fund was changed from
`Federated Government Total Return Fund'' to ``Federated Total Return Bond Fund.'' The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares.
Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Fund. INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Board of Directors ("Directors") without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective.
TYPES OF INVESTMENTS
The Fund invests primarily in a diversified portfolio of debt securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")
The ARMS in which the Fund invests include, but are not limited to, securities issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed income securities. ARMS may also be collateralized by whole loans or private pass-through securities.
Like other fixed income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.
While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:
 (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments;
(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and
(3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.
Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested.
REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")
REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.
INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS
Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.
PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES
Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.
RESETS OF INTEREST
The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.
To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market.


CAPS AND FLOORS
The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages. FOREIGN BANK INSTRUMENTS
Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions of the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.
FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.
FINANCIAL FUTURES CONTRACTS
   A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
   The Fund may purchase listed put options on financial futures contracts.
   Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
   The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
   Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
   In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
   In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.
   Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
   The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. "MARGIN" IN FUTURES TRANSACTIONS
   Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
   A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.
   The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
   The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
   The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). MEDIUM TERM NOTES AND DEPOSIT NOTES
Medium term notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years. WEIGHTED AVERAGE PORTFOLIO MATURITY
The Fund will determine its dollar-weighted average portfolio maturity by assigning a `weight'' to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity to each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating its dollar-weighted average portfolio maturity, the Fund will treat (a) asset-backed securites as having a maturity equal to their estimated weighted-average maturity and (b) variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The average maturity of asset-backed securities will be calculated based upon assumptions established by the investment adviser as to the probable amount of the principal prepayments weighted by the period until such prepayments are expected to be received.
Fixed rate securities hedged with interest rate swaps or caps will be treated as floating or variable rate securities based upon the interest rate index of the swap or cap; floating and variable rate securities hedged with interest rate swaps or floors will be treated as having a maturity equal to the term of the swap or floor. In the event that the Fund holds an interest rate swap, cap or floor that is not hedging another portfolio security, the swap, cap or floor will be treated as having a maturity equal to its term and a weight equal to its notional principal amount of such term.
WEIGHTED AVERAGE PORTFOLIO DURATION
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities. Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments.
The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration. Mathematically, duration is measured as follows:
Duration    =  PVCF1(1)     + PVCF2(2)    +  PVCF3(3)            +
 ...           +     PVCFn(n)
      PVTCF      PVTCF     PVTCF                  PVTCF
where
PVCTFt   =  the present value of the cash flow in period t discounted at the prevailing yield-to-maturity
     t   =  the period when the cash flow is received
     n   = remaining number of periods until maturity
PVTCF   = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.


INVESTMENT LIMITATIONS

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities''under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]:
SELLING SHORT OR BUYING ON MARGIN
   The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
   The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
DIVERSIFICATION OF INVESTMENTS
   With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
INVESTING IN REAL ESTATE
   The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN COMMODITIES
   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
UNDERWRITING
   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
LENDING CASH OR SECURITIES
   The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
   The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
   The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered ``investment securities'' under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations become effective.
INVESTING IN RESTRICTED SECURITIES
   The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities
   Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Directors.
INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.
INVESTING IN NEW ISSUERS
   The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, that have been in operation for less than three years. With respect to asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the security for purposes of determining compliance with this limitation.
INVESTING IN MINERALS
   The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
   The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
   The Fund reserves the right to invest up to 100% of its assets in one or more investment companies, but would do so only after receipt of an exemptive order from the Securities and Exchange Commission permitting this. If, in the future, the Fund does receive such an exemptive order, the Fund would notify shareholders of its intent to increase the level of investment in other investment companies. However, shareholder approval will not be required to effect any such change in this investment policy.
DEALING IN PUTS AND CALLS
   The Fund will not purchase puts, calls, straddles, spreads, or any combination of them, if by reason thereof the value of such securities would exceed 5% of its total assets.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
   The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
FEDERATED TOTAL RETURN SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc. and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation .

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Corporation.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.




Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
Seacliff
562 Bellevue Avenue
New port, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Directors is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@    Member of the Executive Committee. The Executive Committee of the
Board of Directorss handles the    responsibilities of the Board between
meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMS Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust;, Federated U.S. Government Bond Fund; Federated U. S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Federated Insurance Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.
DIRECTORS' COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
CORPORATION           CORPORATION*      FROM FUND COMPLEX +


JOHN F. DONAHUE,      $ 0               $0 FOR THE CORPORATION AND
CHAIRMAN AND DIRECTOR                   68 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

THOMAS G. BIGLEY,++   $750              $20,688 FOR THE CORPORATION AND
DIRECTOR                                49 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

JOHN T. CONROY, JR.,  $825              $117,202 FOR THE CORPORATION AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

WILLIAM J. COPELAND,  $825              $117,202 FOR THE CORPORATION AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

J. CHRISTOPHER DONAHUE,                 $ 0  $0 FOR THE CORPORATION AND



    ++
       Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On Oct
      1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

DIRECTOR                                68 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

JAMES E. DOWD,        $825              $117,202 FOR THE CORPORATION AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

LAWRENCE D. ELLIS, M.D.,                $750 $106,460 FOR THE CORPORATION
AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

EDWARD L. FLAHERTY, JR.,                $825 $117,202 FOR THE CORPORATION
AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

PETER E. MADDEN,      $750              $90,563 FOR THE CORPORATION  AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

GREGOR F. MEYER,      $750              $106,460 FOR THE CORPORATION  AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

JOHN E. MURRAY, JR.,  $750              $0 FOR THE CORPORATIONAND
DIRECTOR                                69 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX

WESLEY W. POSVAR,     $750              $106,460 FOR THE CORPORATION AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
MARJORIE P. SMUTS,    $750              $106,460 FOR THE CORPORATION AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX


*Information is furnished for the fiscal year ended September 30, 1995. +The information is provided for the last calendar year.
DIRECTOR LIABILITY
The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
STATE EXPENSE LIMITATION
   The Adviser has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2- 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1- 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
   If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be waived by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
   This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
Transfer Agent
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders. Independent Auditors
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directorss.
The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.
Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER
SERVICES
As explained in the respective prospectuses, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, the Fund has adopted a Distribution Plan.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses.
By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended September 30, 1995, the Fund paid no fees under a Distribution Plan. In addition, for the fiscal year ended September 30, 1995, the Fund paid no shareholder service fees.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's securities, other than options, are determined as follows:
     oas provided by an independent pricing service;
     ofor short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or
     oat fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary.
VALUING MUNICIPAL BONDS
The Directors use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which a Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
CAPITAL GAINS
   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in the Fund expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oRUSSELL ACTIVE SECTOR ROTATION ACCOUNTS UNIVERSE includes portfolios that change interest rate exposure relative to the Lehman Brothers Aggregate Bond Index or other broad market indexes, with changes in portfolio interest rate sensitivity limited to approximately plus or minus 20% index duration. Durations have typically been 3.5 to 6 years. Primary emphasis is on selecting undervalued sectors or issues. Includes separate accounts, pooled funds, or mutual funds managed by investment advisors, banks or insurance companies.
     oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Intermediate Investment Grade Debt " category in advertising and sales literature.
     oLEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues, which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
     oLEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
     oLEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL  CLIENTS
     Federated Investors meets the needs of more than 4,000 institutional
clients nationwide by managing and      servicing separate accounts and
mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability
management.  Institutional clients      include   corporations, pension
funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors.  The marketing effort to these
institutional clients is headed by John      B. Fisher, President,
Institutional Sales Division.
TRUST ORGANIZATIONS
     Other institutional clients include close relationships with more than
1,500 banks and trust organizations.    Virtually all of the trust
divisions of the top 100 bank holding companies use Federated funds in
their clients'      portfolios.  The marketing effort to trust clients is
headed by Mark R. Gensheimer, Executive Vice President,     Bank Marketing
& Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
     Federated funds are available to consumers through major brokerage
firms nationwide--including 200    New York Stock Exchange firms--supported
by more wholesalers than any other mutual fund distributor.
     Federated's service to financial professionals and institutions has
earned it high rankings in several DALBAR    Surveys.  The marketing effort
to these firms is headed by James F. Getz, President, Broker/Dealer
Division.

*source:  Investment Company Institute